OTHER-THAN-TEMPORARY IMPAIRMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Equity Investments [Line Items]
Impairment recognized in respect of other investments	$ 681	$ 2,543
Write down of investments	819
Investees One [Member]
Other Than Temporary Equity Investments [Line Items]
Impairment recognized in respect of other investments		803
Write down of investments		1,500
Investees Two [Member]
Other Than Temporary Equity Investments [Line Items]
Impairment recognized in respect of other investments		1,740
Write down of investments